Annual Fund Operating Expenses - DWS Latin America Equity Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.46%	[1]
Total annual fund operating expenses	1.69%
Fee waiver/expense reimbursement	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.51%
Class T
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.49%	[1]
Total annual fund operating expenses	1.74%
Fee waiver/expense reimbursement	0.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.51%
Class C
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.44%	[1]
Total annual fund operating expenses	2.44%
Fee waiver/expense reimbursement	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.26%
INST Class
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	none
Other expenses	0.35%	[1]
Total annual fund operating expenses	1.35%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.26%
Class S
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	none
Other expenses	0.37%	[1]
Total annual fund operating expenses	1.37%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.26%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.